Pension Schemes - Sensitivity Analysis of Actuarial Assumptions (Detail) £ in Millions	Dec. 31, 2017 GBP (£)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/decrease of 0.25% in discount rate	£ 222
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/decrease of 0.25% in discount rate	134
Actuarial assumption of life expectancy rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/decrease of 0.25% in discount rate	£ 179